SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 2)	12 Months Ended
Dec. 31, 2011 Y M
Cash and cash equivalents
Maximum term of original maturity to classify an instrument as cash equivalent (in months)	3
Short-term investments and loans
Minimum term of original maturity to classify an instrument as short-term investment (in months)	3
Maximum term of original maturity to classify an instrument as short-term investment (in months)	12
Property, plant and equipment
Minimum useful life of property, plant and equipment required for capitalization at historical cost (in years)	1